RISK MANAGEMENT - Schedule of Credit Risk (Details) - Credit Risk - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	$ 26,758	$ 45,565
Trade and other receivables (excluding prepayments)
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	19,235	20,136
Cash and cash equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Credit exposure	$ 7,523	$ 25,429